REPURCHASE AGREEMENTS – NON-TRADING - Summary of Repurchase Agreements (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 9,029	£ 8,617
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	3,557	2,336
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 5,472	£ 6,281